Loans Receivable, Net - Schedule of Movement of Allowance For Loans Receivable (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Movement of Allowance For Loans Receivable [Line Items]
Balance of the beginning of the year	¥ 316,890,848	$ 43,413,868	¥ 279,317,673
Provision	25,462,183	3,488,304	15,396,673
Balance of the end of the year	342,353,031	46,902,172	316,890,848
Evaluated for impairment on an individual basis	109,047,517		116,302,348	$ 14,939,449
Adjustment [Member]
Schedule of Movement of Allowance For Loans Receivable [Line Items]
Effect on the opening balance of adoption of ASU 2016-03			¥ 22,176,502